Consolidated Balance Sheet (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 59,879,596	$ 56,860,845
Receivables, trade	4,985,900	743,406
Working capital advances	500,000	534,571
Prepayments	683,762	471,563
Advances and deposits	3,052,992	1,894,317
Other receivables	636,464	321,810
Inventories	2,486,340	1,131,466
Total current assets	72,225,054	61,957,978
Non-current assets
Vessels and equipment, net of accumulated depreciation of $35.6 million (2013: $20.8 million)	371,618,023	201,700,229
Deferred dry dock expenditure, net of accumulated amortization of $3.9 million (2013: $1.9 million)	4,229,617	1,339,238
Vessels under construction	113,985,986	89,015,139
Other non-current assets, net of accumulated depreciation of $0.2 million (2013: $0.1 million)	156,311	158,308
Deferred finance charges, net of accumulated amortization of $1.6 million (2013: $0.7 million)	8,625,882	3,794,741
Total non-current assets	498,615,819	296,007,655
TOTAL ASSETS	570,840,873	357,965,633
Current liabilities
Payables, trade	7,038,621	3,999,311
Charter revenue received in advance	1,542,863	1,806,600
Other payables	648,105	5,436
Accrued interest on loans	882,594	557,160
Current portion of long-term debt	19,394,928	9,100,000
Current portion of capital lease obligations	1,702,981	1,578,686
Total current liabilities	31,210,092	17,047,193
Non-current liabilities [Abstract]
Non-current portion of long-term debt	185,333,340	79,760,000
Non-current portion of capital lease obligations	27,097,348	28,800,329
Total non-current liabilities	212,430,688	108,560,329
Equity
Share capital ($0.01 par value, 250,000,000 shares authorized, 26,100,000 issued and 25,980,600 outstanding at December 31, 2014 and 18,050,000 issued and outstanding at December 31, 2013)	261,000	180,500
Additional paid in capital	339,082,131	244,702,577
Treasury stock (119,400 shares at December 31, 2014)	(1,278,546)	0
Accumulated deficit	(10,864,492)	(12,524,966)
Total equity	327,200,093	232,358,111
TOTAL LIABILITIES AND EQUITY	$ 570,840,873	$ 357,965,633